Long term debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt is as follows:

	December 31, 2014	December 31, 2013
Credit Facility (note 13(b))	$5,536	$—
Series 1 Debentures (note 13(c))	58,733	75,000
	$64,269	$75,000

b) Credit Facility
On September 10, 2014, the Company entered into a First Amending Agreement to the Fifth Amended and Restated Credit Agreement (the "Credit Facility"). The Fifth Amended and Restated Credit Facility was dated October 9, 2013 and expires on September 30, 2016. The Credit Facility is secured through a combination of working capital and equipment and it provides a borrowing base, determined by the value of receivables and equipment, with Senior Leverage Ratio and a Fixed Charge Cover Ratio financial covenants. Under the terms of the amended agreement, the Senior Leverage Ratio covenant of Senior Debt to Consolidated EBITDA was modified from less than 2.00 times to 1.00 to less than 2.50 times to 1.00; the permitted capital lease debt was increased by $15.0 million to $90.0 million and the Company received pre-approval to redeem up to $20.0 million of the Series 1 Debentures. As at December 31, 2014, the Company was in compliance with the covenants.
The Credit Facility allows borrowing of up to $85.0 million broken into two tranches, contingent upon the value of the borrowing base. Tranche A supports both borrowing under the revolving facility and letters of credit up to $60.0 million and Tranche B allows up to $25.0 million in letters of credit.
As of December 31, 2014, there was $5.5 million (December 31, 2013 - $nil) drawn against the revolving facility under Tranche A of the Credit Facility and there was $5.1 million (December 31, 2013 - $3.1 million) of issued and undrawn letters of credit under Tranche B of the Credit Facility. The December 31, 2014 borrowing base allowed for a maximum draw of the full $85.0 million between the two tranches. At December 31, 2014, the Company's unused borrowing availability under the revolving facility was $54.5 million (December 31, 2013 - $60.0 million).
Interest on Canadian prime rate loans is paid at variable rates based on the Canadian prime rate plus the applicable pricing margin (as defined in the credit agreement). Interest on US base rate loans is paid at a rate per annum equal to the US base rate plus the applicable pricing margin. Interest on Canadian prime rate and US base rate loans is payable monthly in arrears. Stamping fees and interest related to the issuance of Bankers’ Acceptances is paid in advance upon the issuance of such Bankers’ Acceptance.
c) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.
The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after: April 7, 2014 at 103.042% of the principal amount; April 7, 2015 at 101.520% of the principal amount; April 7, 2016 and thereafter at 100% of the principal amount; plus, in each case, interest accrued to the redemption date.
If a change of control occurs, the Company is required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued interest to the date of purchase.
On February 28, 2014, the Company announced that it elected to redeem $10.0 million of the Series 1 Debentures. Holders of record at the close of business on April 4, 2014 had their Series 1 Debentures redeemed on a pro rata basis for 103.042% of the principal amount, plus accrued and unpaid interest. On April 8, 2014, the Company redeemed $10.0 million of aggregate principal amount of notes and recorded a premium on redemption of $0.3 million to loss on debt extinguishment. On December 22, 2014, the Company announced that it redeemed $6.3 million of the Series 1 Debentures at a price of $960 per $1,000 principal amount of the Series 1 Debentures. The Company paid $0.1 million in accrued and unpaid interest and recorded a discount on redemption of $0.3 million to loss on debt extinguishment. In the prior year, the Company redeemed $150.0 million of the Series 1 Debentures, paid $5.3 million in accrued and unpaid interest and recorded a loss on debt extinguishment of $6.5 million.